Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	December 31,
	2022	2023
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	735	1,133
	775	1,173